Statements of Stockholders' Deficit (Mymd Pharmaceuticals Inc.) - USD ($)	Common Stock [Member] Mymd Pharmaceuticals Inc. [Member]	Common Stock [Member]	Additional Paid In Capital [Member] Mymd Pharmaceuticals Inc. [Member]	Accumulated Deficit [Member] Mymd Pharmaceuticals Inc. [Member]	Accumulated Deficit [Member]	Mymd Pharmaceuticals Inc. [Member]	Total
Balance at Dec. 31, 2018	$ 3,345	$ 121,554,547	$ 29,146,159	$ (28,939,316)	$ (115,694,881)	$ 210,188	$ 5,833,753
Balance, shares at Dec. 31, 2018	33,451,504	540,607
Sale of common stock	$ 296		2,958,704			2,959,000
Sale of common stock, shares	2,959,000
Issuance of common stock to shareholders	$ 165		(165)
Issuance of common stock to shareholders, shares	1,653,000
Issuance of stock options for debt issuance			1,165,816			1,165,816
Share based compensation			3,577,550			3,577,550
Net loss				(9,638,916)	(3,888,249)	(9,638,916)	(3,888,249)
Balance at Dec. 31, 2019	$ 3,806	$ 128,920,414	36,848,064	(38,578,232)	(119,583,130)	(1,726,362)	9,355,170
Balance, shares at Dec. 31, 2019	38,063,504	1,738,837
Sale of common stock	$ 198		1,979,802			1,980,000
Sale of common stock, shares	1,980,000
Issuance of stock options for debt issuance			839,457			839,457
Share based compensation			855,000			855,000
Option modification			2,889,165			2,889,165
Net loss				(8,930,465)	(17,580,609)	(8,930,465)	(17,580,609)
Balance at Dec. 31, 2020	$ 4,004	$ 171,598,681	$ 43,411,488	$ (47,508,697)	$ (137,163,739)	$ (4,093,205)	$ 34,579,466
Balance, shares at Dec. 31, 2020	40,043,504	17,585,261